SCHEDULE OF COMPOSITION OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense
Deferred income tax expense(benefits)	37,227	(83,131)
Income tax expense benefits	$ 37,227	$ (83,131)